Derivative Liabilities (Gain Loss on Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		208 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	$ 3,777	$ (1,563)	$ 7,034
Warrant expiring April 15, 2015 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	2,683	(1,026)
Warrant expiring March 29, 2016 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	1,052	(507)
Rights Offering Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	0	0
Options to Contractors [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	$ 42	$ (30)